Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related party transactions [abstract]
Short-term employee benefits	$ 1,574	$ 1,324	$ 1,176
Post-employment benefits	112	97	84
Share-based payments	617	230	125
Key management personnel compensation	$ 2,303	$ 1,651	$ 1,385